RELATED PARTY TRANSACTIONS (Schedule of Amounts Due to Related Party) (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Related Party Transaction [Line Items]
Amounts due to a related party	$ 660	$ 537
Beihai Silver Beach [Member]
Related Party Transaction [Line Items]
Amounts due to a related party	$ 660	$ 537